Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Fixed Income Opportunities Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 19.5%
Communication Services 2.0%
Altice Financing SA, 144A, 7.5%, 5/15/2026		250,000	261,875
CSC Holdings LLC, 144A, 5.5%, 4/15/2027		500,000	523,750
Expedia Group, Inc., 3.8%, 2/15/2028		800,000	821,631
Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024		100,000	102,930
			1,710,186
Consumer Discretionary 2.1%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025		450,000	451,125
CVS Pass-Through Trust, 6.036%, 12/10/2028		1,171,287	1,308,880
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026		65,000	67,255
			1,827,260
Energy 2.4%
Boardwalk Pipelines LP, 4.95%, 12/15/2024		500,000	531,810
Chesapeake Energy Corp., 8.0%, 1/15/2025		315,000	269,325
Energy Transfer Operating LP, 4.05%, 3/15/2025		750,000	780,388
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023		500,000	524,237
			2,105,760
Financials 8.3%
Banco Santander SA, 3.5%, 4/11/2022		750,000	767,082
Bank of America Corp., 4.0%, 1/22/2025		750,000	787,235
BNP Paribas SA, 144A, 6.75%, Perpetual (b)		250,000	261,250
BPCE SA, 144A, 4.875%, 4/1/2026		500,000	540,415
Citigroup, Inc.:
4.125%, 7/25/2028		750,000	793,064
5.5%, 9/13/2025		750,000	844,603
HSBC Holdings PLC, 6.0%, Perpetual (b)		500,000	503,125
ING Groep NV, 3-month USD-LIBOR + 1.000%, 3.32% **, 10/2/2023		500,000	501,108
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		750,000	753,328
Standard Chartered PLC, 144A, 4.247%, 1/20/2023		500,000	515,022
Synchrony Financial, 4.375%, 3/19/2024		180,000	189,542
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023		750,000	755,670
			7,211,444
Health Care 1.3%
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,109,641
Industrials 0.8%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		450,000	475,016
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		255,000	260,105
			735,121
Information Technology 1.0%
Dell International LLC, 144A, 4.42%, 6/15/2021		520,000	534,669
Seagate HDD Cayman, 4.875%, 3/1/2024		300,000	307,284
			841,953
Materials 0.5%
Novelis Corp., 144A, 6.25%, 8/15/2024		400,000	419,008
Utilities 1.1%
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		95,000	96,306
Southern California Edison Co., Series E, 3.7%, 8/1/2025		800,000	833,987
			930,293
Total Corporate Bonds (Cost $16,393,804)			16,890,666
Mortgage-Backed Securities Pass-Throughs 0.4%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		273,832	279,809
4.5%, 4/1/2023		16,554	17,045
12-month USD-LIBOR + 1.770%, 4.52% ** , 9/1/2038		19,664	20,624
Government National Mortgage Association, 7.0%, 6/20/2038		4,952	5,757
Total Mortgage-Backed Securities Pass-Throughs (Cost $331,366)			323,235
Asset-Backed 23.9%
Automobile Receivables 7.8%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		200,000	200,069
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,501,157
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	2,004,760
CPS Auto Receivables Trust, "E", Series 2014-B, 144A, 5.85%, 8/16/2021		800,000	799,909
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		460,000	464,324
Hertz Vehicle Financing II LP, "C", Series 2018-1A, 144A, 4.39%, 2/25/2024		1,500,000	1,534,854
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		250,000	253,603
			6,758,676
Credit Card Receivables 2.3%
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 1-month USD-LIBOR + 0.370%, 2.734% **, 8/8/2024		2,000,000	2,005,199
Home Equity Loans 0.2%
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037		57,490	31,376
"AF1", Series 2007-2, 5.893%, 6/25/2037		340,249	149,668
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		1,165	1,206
			182,250
Miscellaneous 13.6%
Applebee's Funding LLC, "A2I", Series 2019-1A, 144A, 4.194%, 6/7/2049		300,000	304,392
Babson CLO Ltd., "A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.709% **, 7/23/2030		900,000	888,962
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		560,000	561,953
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.0% **, 7/18/2030		570,000	566,379
GoldenTree Loan Management CLO Ltd., "C1A", Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	950,000	1,056,550
Hilton Grand Vacations Trust:
"B", Series 2014-AA, 144A, 2.07%, 11/25/2026		242,802	240,809
"B", Series 2017-AA, 144A, 2.96%, 12/26/2028		308,373	308,841
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	1,000,000	1,105,946
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		910,624	921,167
NRZ Excess Spread-Collateralized Notes:
"B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		757,353	759,272
"D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		670,224	672,040
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.903% **, 7/17/2030		3,500,000	3,450,321
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.388% **, 7/20/2030		1,000,000	992,177
			11,828,809
Total Asset-Backed (Cost $21,034,627)			20,774,934
Commercial Mortgage-Backed Securities 7.2%
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.675% **, 9/15/2034		1,000,000	1,000,948
BX Commercial Mortgage Trust, “D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.625% **, 11/15/2035		406,062	406,316
Commercial Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046		200,000	203,871
“B”, Series 2013- CR6, 144A, 3.397%, 3/10/2046		300,000	305,686
Credit Suisse First Boston Mortgage Securities Corp., “F”, Series 2005-C1, 144A, 4.821%, 2/15/2038		139,239	139,262
CSAIL Commercial Mortgage Trust, “B”, Series 2019-C15, 4.476%, 3/15/2052		1,000,000	1,092,554
DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.048% **, 11/19/2035		250,000	250,105
GS Mortgage Securities Corp., “C”, Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 3.93% **, 11/15/2035		1,000,000	1,005,983
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 3.714% **, 11/15/2036		384,615	385,338
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.575% **, 1/15/2033		700,000	699,762
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.625% **, 12/15/2033		250,000	250,314
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.725% **, 11/15/2035		500,000	502,343
Total Commercial Mortgage-Backed Securities (Cost $6,166,209)			6,242,482
Collateralized Mortgage Obligations 13.9%
Angel Oak Mortgage Trust, “A1”, Series 2019-3, 144A, 2.93%, 5/25/2059		973,123	975,086
Banc of America Funding Corp., “1A1”, Series 2008-R2, 144A, 6.0%, 9/25/2037		30,443	30,954
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 4.416% ** , 9/25/2031		294,000	295,587
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.566% ** , 8/25/2031		466,667	470,232
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 3.84% **, 2/20/2036		80,419	69,571
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.266% ** , 3/25/2031		375,000	376,920
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.616% ** , 1/25/2031		500,000	505,035
Federal Home Loan Mortgage Corp.:
“PI”, Series 4485, Interest Only, 3.5%, 6/15/2045		4,847,423	712,225
“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041		1,131,079	135,312
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042		3,109,500	583,346
“LA”, Series 1343, 8.0%, 8/15/2022		15,330	16,246
“PK”, Series 1751, 8.0%, 9/15/2024		81,892	89,741
Federal National Mortgage Association:
“DE”, Series 2014-18, 4.0%, 8/25/2042		2,034,067	2,115,449
“9”, Series 406, Interest Only, 4.5%, 2/25/2041		1,021,366	188,040
“IX”, Series 2012-72, Interest Only, 4.5%, 7/25/2042		643,823	115,825
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044		1,337,124	165,116
“2”, Series 350, Interest Only, 5.5%, 3/25/2034		111,207	22,219
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.716% ** , 3/25/2049		1,100,000	1,112,732
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.916% ** , 1/25/2049		105,000	106,922

Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,225,787	111,190
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,298,949	332,538
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,107,580	154,773
“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044		764,425	107,188
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039		327,211	79,972
MLCC Mortgage Investors, Inc., “1A”, Series 2004-1, 4.408% **, 12/25/2034		16,009	16,167
New Residential Mortgage Loan:
“A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049		195,956	195,768
“A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049		460,737	465,715
Residential Asset Mortgage Products, Inc., “A4”, Series 2004-SL4, 7.0%, 7/25/2032		129,954	123,216
STACR Trust:
“M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.366% ** , 9/25/2048		540,541	542,065
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 4.416% ** , 12/25/2030		1,350,000	1,354,865
Verus Securitization Trust, “A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059		531,041	535,161
Total Collateralized Mortgage Obligations (Cost $10,734,917)			12,105,176
Government & Agency Obligations 30.7%
Other Government Related (c) 1.2%
Gazprom OAO, 144A, 4.95%, 7/19/2022		500,000	526,848
Vnesheconombank, 144A, 5.942%, 11/21/2023		500,000	540,243
			1,067,091
Sovereign Bonds 0.2%
Republic of Indonesia, 4.45%, 2/11/2024		200,000	213,816
U.S. Treasury Obligations 29.3%
U.S. Treasury Notes:
1.125%, 6/30/2021		4,000,000	3,941,094
1.625%, 6/30/2021		3,900,000	3,879,891
2.0%, 5/31/2024		2,000,000	2,014,766
2.25%, 4/15/2022		3,000,000	3,030,117
2.25%, 4/30/2024		2,000,000	2,036,015
2.625%, 2/15/2029		10,000,000	10,521,484
			25,423,367
Total Government & Agency Obligations (Cost $26,196,992)			26,704,274
		Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp.* (Cost $128,448)		1,110	1,648
Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (d) (Cost $356,760)		3,083	0
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 2.39% (e) (Cost $3,593,752)		3,593,752	3,593,752
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $84,936,875)		99.7	86,636,167
Other Assets and Liabilities, Net		0.3	266,069
Net Assets		100.0	86,902,236

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (e) (f)
6,399,235	—	6,399,235 (g)	—	—	19,836	—	—	—
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 2.39% (e)
10,970,414	68,272,320	75,648,982	—	—	120,100	—	3,593,752	3,593,752
17,369,649	68,272,320	82,048,217	—	—	139,936	—	3,593,752	3,593,752

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Perpetual, callable security with no stated maturity date.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

As of July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,965,000	USD	2,234,405	9/20/2019	50,113	JPMorgan Chase Securities, Inc.
EUR	1,750,000	JPY	212,241,925	9/20/2019	13,181	Credit Agricole CIB
JPY	774,200	USD	7,156	9/20/2019	11	Credit Agricole CIB
Total unrealized appreciation					63,305
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	211,467,725	EUR	1,750,000	9/20/2019	(6,037)	Credit Agricole CIB
USD	2,204,726	EUR	1,965,000	9/20/2019	(20,434)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(26,471)

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$16,890,666	$—	$16,890,666
Mortgage-Backed Securities Pass-Throughs	—	323,235	—	323,235
Asset-Backed	—	20,774,934	—	20,774,934
Commercial Mortgage-Backed Securities	—	6,242,482	—	6,242,482
Collateralized Mortgage Obligations	—	12,105,176	—	12,105,176
Government & Agency Obligations	—	26,704,274	—	26,704,274
Common Stocks	—	1,648	—	1,648
Warrants	—	—	0	0
Short-Term Investments	3,593,752	—	—	3,593,752
Derivatives (i)
Forward Foreign Currency Contracts	—	63,305	—	63,305
Total	$3,593,752	$83,105,720	$—	$86,699,472
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(26,471)	$—	$(26,471)
Total	$—	$(26,471)	$—	$(26,471)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ 36,834